Derivatives and Hedging Activity (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	$ 71	$ 243
Derivative Liability, at Fair Value	13,660	6,597
Not Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	18	271
Derivative Liability, at Fair Value	0	0
Interest Rate Products [Member] | Other Assets [Member] | Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	71	243
Interest Rate Products [Member] | Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Asset, at Fair Value	18	271
Interest Rate Products [Member] | Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Liability, at Fair Value	13,660	6,597
Interest Rate Products [Member] | Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet
Derivative Liability, at Fair Value	$ 0	$ 0